Commitments and Contingencies - Schedule of Board of Directors Approved the Director’s Compensation Program (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Annual equity award [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	$ 160,000	$ 160,000
Annual board cash retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	60,000	60,000
Annual Audit Committee Member Retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	10,000	10,000
Annual Compensation Committee Member retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	7,500	7,500
Annual Nominating/Governance Committee Member Retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	7,500	7,500
Annual Board Chair Additional retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	40,000	40,000
Annual Audit Chair Additional retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	20,000	20,000
Annual Compensation Chair Additional retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	15,000	15,000
Annual Nominating/Governance Chair Additional retainer [Member]
Schedule of Board of Directors Approved the Director’s Compensation Program [Line Items]
Diirector’s compensation program amount	$ 15,000	$ 15,000